General (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 16, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General (Textual)
Ownership interest percentage		82.00%
Deferred payments	$ 5,000
Percentage of outstanding shares of common stock		8.00%
Net loss		$ (6,433)	$ (8,393)	$ (6,509)
Negative cash flows from operating activities		(8,972)	$ (8,714)	$ (4,815)
Capital gain amount		$ 769
Accrued milestone payments	$ 175